Schedule of Investments (unaudited) May 31, 2020	BlackRock New York Municipal Income Trust II (BFY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds — 146.8%

New York — 140.6%

Corporate — 4.9%
Build NYC Resource Corp., Refunding RB, Pratt Paper, Inc. Project, AMT, 5.00%, 01/01/35(a)	$140	$145,880
City of New York Industrial Development Agency, Refunding RB, Transportation Infrastructure Properties LLC, Series A, AMT:
5.00%, 07/01/22	350	372,627
5.00%, 07/01/28	330	335,343
New York Liberty Development Corp., Refunding RB, Goldman Sachs Headquarters, 5.25%, 10/01/35	1,475	1,941,926
Niagara Area Development Corp., Refunding RB, Covanta Project, Series A, AMT, 4.75%, 11/01/42(a)	940	908,510

		3,704,286

County/City/Special District/School District — 35.6%
City of New York, GO, Multi Modal, Series D-1, 4.00%, 03/01/44	275	313,772
City of New York, GO, Refunding, Series E:
5.50%, 08/01/25	365	420,688
5.00%, 08/01/30	500	553,950
City of New York, GO, Sub-Series D-1, Fiscal 2014, 5.00%, 08/01/31	690	775,657
City of New York Convention Center Development Corp., RB, CAB, Sub Lien, Hotel Unit Fee, Series B (AGM), 0.00%, 11/15/55(b)	1,000	271,220
City of New York Convention Center Development Corp., Refunding RB, Hotel Unit Fee Secured:
5.00%, 11/15/40	1,445	1,623,530
5.00%, 11/15/45	2,340	2,607,181
City of New York Industrial Development Agency, RB, PILOT:
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 03/01/42(b)	1,750	960,628
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 03/01/45(b)	500	244,405
(AMBAC), 5.00%, 01/01/39	500	500,535
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 03/01/35(b)	500	352,535
Queens Baseball Stadium (AGC), 6.38%, 01/01/39	100	100,378

Security	Par (000)	Value

County/City/Special District/School District (continued)
Queens Baseball Stadium (AMBAC), 5.00%, 01/01/46	$400	$400,340
Yankee Stadium Project (NPFGC), 4.75%, 03/01/46	400	400,944
Yankee Stadium Project (NPFGC), 5.00%, 03/01/46	500	500,360
City of New York Transitional Finance Authority Future Tax Secured, RB:
Fiscal 2012, Sub-Series D-1, 5.00%, 11/01/38	825	870,425
Fiscal 2014, Sub-Series B-1, 5.00%, 11/01/36	340	389,936
Future Tax Secured Subordinate Bond, Series C-3, 5.00%, 05/01/41	1,315	1,593,004
Future Tax Secured, Sub-Series A-3, 4.00%, 08/01/43	465	516,159
Future Tax Secured, Sub-Series E-1, 5.00%, 02/01/39	460	546,687
Future Tax Secured, Sub-Series E-1, 5.00%, 02/01/43	1,030	1,211,383
Series A-2, 5.00%, 08/01/38	195	234,686
City of Syracuse New York, GO, Airport Terminal Security & Access, Series A, AMT (AGM), 4.75%, 11/01/31	500	519,945
County of Nassau New York, GO, General Improvement Bonds, Series B (AGM), 5.00%, 07/01/45	500	609,880
Haverstraw-Stony Point Central School District, GO, Refunding, (AGM), 5.00%, 10/15/36	120	134,996
Hudson Yards Infrastructure Corp., RB, Senior, Fiscal 2012:
5.75%, 02/15/21(c)	960	997,632
5.75%, 02/15/47	590	608,119
Hudson Yards Infrastructure Corp., Refunding RB, Series A:
5.00%, 02/15/39	475	563,383
5.00%, 02/15/42	565	663,287
Metropolitan Transportation Authority, Refunding RB:
Dedicated Tax Fund, Sub-Series B-1, 5.00%, 11/15/31	750	816,698
Green Bonds, Climate Bond Certified, Sub-Series B-2, 4.00%, 11/15/34	500	531,555

1

Schedule of Investments (unaudited) (continued) May 31, 2020	BlackRock New York Municipal Income Trust II (BFY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

County/City/Special District/School District (continued)
New York Liberty Development Corp., Refunding RB, World Trade Center Project:
3 Class 1, 5.00%, 11/15/44(a)	$980	$963,350
3 Class 2, 5.38%, 11/15/40(a)	200	189,088
4, 5.00%, 11/15/31	1,000	1,053,710
4, 5.00%, 11/15/44	1,250	1,302,225
7 Class 2, 5.00%, 09/15/43	1,000	1,063,230
7 Class 3, 5.00%, 03/15/44	690	736,879
5.75%, 11/15/51	670	705,235

		26,847,615

Education — 20.8%
Amherst Development Corp., Refunding RB, Daemen College Project:
5.00%, 10/01/43	155	166,013
5.00%, 10/01/48	120	126,742
Build NYC Resource Corp., RB(a):
Inwood Academy for Leadership Charter School Project, Series A, 5.50%, 05/01/48	270	263,674
New Dawn Charter School Project, 5.75%, 02/01/49	255	252,713
Build NYC Resource Corp., Refunding RB, City University New York-Queens College Student Residences, LLC Project, Series A, 5.00%, 06/01/38	250	288,835
City of New York Trust for Cultural Resources, Refunding RB, American Museum of Natural History, Series A, 5.00%, 07/01/37	440	512,864
City of Troy New York Capital Resource Corp., Refunding RB, Rensselaer Polytechnic Institute Project:
Series A, 5.13%, 09/01/40	1,000	1,010,770
Series B, 4.00%, 08/01/35	190	200,564
Counties of Buffalo & Erie New York Industrial Land Development Corp., Refunding RB, Series A:
Buffalo State College Foundation Housing Corp. Project, 5.38%, 04/01/21(c)	280	292,046
The Charter School for Applied Technologies Project, 5.00%, 06/01/35	100	110,334
County of Cattaraugus New York, RB, St. Bonaventure University Project, 5.00%, 05/01/39	125	130,890

Security	Par (000)	Value

Education (continued)
County of Dutchess New York Local Development Corp., RB, Marist College Project:
5.00%, 07/01/43	$95	$111,515
5.00%, 07/01/48	145	167,949
County of Dutchess New York Local Development Corp., Refunding RB, Vassar College Project:
5.00%, 07/01/42	165	193,875
4.00%, 07/01/46	310	336,576
County of Monroe New York Industrial Development Corp., RB, University of Rochester Project, Series A, 5.00%, 07/01/21(c)	1,000	1,051,860
County of Monroe New York Industrial Development Corp., Refunding RB, University of Rochester Project, Series A, 5.00%, 07/01/23(c)	240	274,802
County of St. Lawrence New York Industrial Development Agency, RB, Clarkson University Project:
6.00%, 09/01/34	150	156,099
5.38%, 09/01/41	650	670,384
County of Tompkins New York Development Corp., RB, Ithaca College Project (AGM), 5.50%, 01/01/21(c)	450	463,864
Geneva Development Corp., Refunding RB, Hobart & William Smith Colleges, 5.25%, 09/01/44	400	424,040
State of New York Dormitory Authority, RB:
Convent of the Sacred Heart (AGM), 5.75%, 05/01/21(c)	500	525,375
Fordham University, Series A, 5.50%, 07/01/21(c)	150	158,618
State University Dormitory Facilities, Series A, 5.00%, 07/01/21(c)	670	704,766
Touro College & University System, Series A, 5.25%, 01/01/34	1,200	1,264,716
University of Rochester, Series A, 5.13%, 07/01/39	35	35,104
State of New York Dormitory Authority, Refunding RB:
Fordham University, 5.00%, 07/01/44	640	707,520
Icahn School of Medicine at Mount Sinai, Series A, 5.00%, 07/01/35	685	751,726

2

Schedule of Investments (unaudited) (continued) May 31, 2020	BlackRock New York Municipal Income Trust II (BFY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Education (continued)
State of New York Dormitory Authority, Refunding RB (continued):
New York University, Series A, 5.00%, 07/01/22(c)	$600	$659,340
Skidmore College, Series A, 5.25%, 07/01/29	200	209,172
Skidmore College, Series A, 5.25%, 07/01/31	300	313,470
State University Dormitory Facilities, Series A, 5.25%, 07/01/23(c)	1,220	1,406,257
State University Dormitory Facilities, Series A, 5.25%, 07/01/23(c)	700	806,869
Town of Hempstead New York Local Development Corp., Refunding RB:
Adelphi University Project, 5.00%, 10/01/35	210	232,170
Hofstra University Project, 4.00%, 07/01/37	220	241,650
Hofstra University Project, 5.00%, 07/01/47	100	114,260
Troy Capital Resource Corp., Refunding RB, Rensselaer Polytechnic Institute Project, 4.00%, 09/01/40(d)	270	287,647
Yonkers Economic Development Corp., RB, Charter School of Educational Excellence Project, Series A, 5.00%, 10/15/54	100	92,820

		15,717,889

Health — 11.1%
County of Genesee New York Industrial Development Agency, Refunding RB, United Memorial Medical Center Project, 5.00%, 12/01/27	170	170,513
County of Monroe New York Industrial Development Corp., RB, Rochester General Hospital Project:
4.00%, 12/01/41	200	212,996
5.00%, 12/01/46	320	360,010
Series A, 5.00%, 12/01/32	180	195,079
Series A, 5.00%, 12/01/37	250	269,032
County of Monroe New York Industrial Development Corp., Refunding RB, Unity Hospital of Rochester Project (FHA), 5.50%, 08/15/40	1,425	1,470,329

Security	Par (000)	Value

Health (continued)
County of Oneida New York Local Development Corp., Refunding RB, Mohawk Valley Health System Project (AGM):
3.00%, 12/01/44	$565	$559,610
4.00%, 12/01/49	300	320,031
County of Suffolk New York EDC, RB, Catholic Health Services, Series C, 5.00%, 07/01/32	150	161,541
County of Westchester New York Healthcare Corp., Refunding RB, Senior Lien:
Remarketing, Series A, 5.00%, 11/01/30	895	924,365
Series B, 6.00%, 11/01/30	20	20,286
County of Westchester New York Local Development Corp., Refunding RB, Kendal On Hudson Project, 5.00%, 01/01/34	500	505,170
State of New York Dormitory Authority, Refunding RB:
Catholic Health System Obligation, 4.00%, 07/01/38	190	194,182
Catholic Health System Obligation, 4.00%, 07/01/39	250	254,915
North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 05/01/21(c)	750	782,932
North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 05/01/21(c)	1,000	1,043,820
North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 05/01/43	860	946,585

		8,391,396

Housing — 8.1%
City of New York Housing Development Corp., RB, M/F Housing, Fund Grant Program, New York City Housing Authority Program, Series B1:
5.25%, 07/01/32	915	1,036,951
5.00%, 07/01/33	400	450,788
City of New York Housing Development Corp., Refunding RB, M/F Housing, 8 Spruce Street, Series 2014, Class F, 4.50%, 02/15/48	500	504,675

3

Schedule of Investments (unaudited) (continued) May 31, 2020	BlackRock New York Municipal Income Trust II (BFY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Housing (continued)
County of Onondaga New York Trust for Cultural Resources, Refunding RB, Abby Lane Housing Corporation Project, 5.00%, 05/01/40	$265	$303,947
New York City Housing Development Corp., RB, M/F Housing, Series C-1A, 4.20%, 11/01/44	1,000	1,054,190
State of New York HFA, RB, M/F:
Housing, Climate Bond Certified, Series P, 3.15%, 11/01/54	300	302,061
Housing, Highland Avenue Senior Apartments, Series A, AMT (SONYMA), 5.00%, 02/15/39	910	912,202
Affordable Housing, Series E (SONYMA), 4.15%, 11/01/47	660	704,900
State of New York Mortgage Agency, Refunding RB, S/F Housing, Series 213, 4.20%, 10/01/43	715	820,062

		6,089,776

State — 14.0%
City of New York Transitional Finance Authority Building Aid Revenue, RB, Subordinated, Series S1-B, 4.00%, 07/15/42	500	579,205
City of New York Transitional Finance Authority Building Aid Revenue, Refunding RB, Series S-3, 4.00%, 07/15/38	2,195	2,515,558
New York State Dormitory Authority, RB, Series A, 5.00%, 02/15/42	250	298,355
State of New York Dormitory Authority, RB:
General Purpose, Series B, 5.00%, 03/15/37	1,070	1,144,590
General Purpose, Series C, 5.00%, 03/15/34	1,000	1,032,270
Group B, State Sales Tax, Series A, 5.00%, 03/15/39	250	296,942
Group C, State Sales Tax, Series A, 4.00%, 03/15/45	555	609,628
Series A, 5.00%, 03/15/36	545	652,321
Unrefunded, Series B, 5.00%, 03/15/42	1,000	1,066,100
State of New York Dormitory Authority, Refunding RB:
Group 3, Series E, 5.00%, 03/15/41	470	572,465
Series A, 5.25%, 03/15/39	1,015	1,268,121

Security	Par (000)	Value

State (continued)
State of New York Urban Development Corp., RB, State Personal Income Tax, Series C, 5.00%, 03/15/30	$500	$556,855

		10,592,410

Tobacco — 3.6%
Chautauqua Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, 4.75%, 06/01/39	250	231,530
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A, 6.25%, 06/01/41(a)	400	400,104
Counties of New York Tobacco Trust VI, Refunding RB:
Settlement Pass-Through Turbo, Series C, 4.00%, 06/01/51	750	629,527
Tobacco Settlement Pass-Through, Series A-2B, 5.00%, 06/01/51	600	597,348
County of Niagara New York Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, 5.25%, 05/15/40	230	234,221
Westchester Tobacco Asset Securitization Corp., Refunding RB, Tobacco Settlement Bonds, Sub-Series C:
4.00%, 06/01/42	275	238,521
5.13%, 06/01/51	355	351,667

		2,682,918

Transportation — 28.2%
Buffalo & Fort Erie Public Bridge Authority, RB, 5.00%, 01/01/47	215	248,233
Metropolitan Transportation Authority, RB:
Series A-1, 5.25%, 11/15/23(c)	270	315,808
Series E, 5.00%, 11/15/38	1,000	1,033,910
Metropolitan Transportation Authority, Refunding RB:
Green Bonds, Series A-1, 5.25%, 11/15/57	250	268,768
Series B, 5.00%, 11/15/37	500	526,135
Series F, 5.00%, 11/15/30	1,500	1,542,000
Transportation Revenue, Sub Series C-1, 5.00%, 11/15/34	840	879,211
Metropolitan Transportation Authority Hudson Rail Yards Trust Obligations, Refunding RB, Series A, 5.00%, 11/15/56	1,120	1,206,621

4

Schedule of Investments (unaudited) (continued) May 31, 2020	BlackRock New York Municipal Income Trust II (BFY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
New York Liberty Development Corp., RB, World Trade Center Port Authority Consolidated, 5.25%, 12/15/43	$500	$526,975
New York Transportation Development Corp., ARB, LaGuardia Airport Terminal B Redevelopment Project, Series A, AMT:
5.00%, 07/01/46	375	389,711
5.25%, 01/01/50	2,270	2,383,477
(AGM), 4.00%, 07/01/41	300	308,742
Port Authority of New York & New Jersey, ARB:
Consolidated Bonds, 220th Series, AMT, 4.00%, 11/01/59	665	701,748
Special Project, JFK International Air Terminal LLC Project, Series 8, 6.00%, 12/01/42	1,000	1,008,550
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, AMT:
177th Series, 4.00%, 01/15/43	480	492,888
178th Series, 5.00%, 12/01/43	430	465,699
State of New York Thruway Authority, Refunding RB:
General, Series I, 5.00%, 01/01/22(c)	1,530	1,645,561
General, Series I, 5.00%, 01/01/22(c)	1,030	1,106,591
General, Series J, 5.00%, 01/01/41	500	551,785
Subordinate, Series B, 4.00%, 01/01/45	1,300	1,409,291
Triborough Bridge & Tunnel Authority, RB:
MTA Bridges and Tunnels, Series A, 4.00%, 11/15/54	2,415	2,723,033
Series B, 5.00%, 11/15/40	240	278,719
Triborough Bridge & Tunnel Authority, Refunding RB:
General, Series A, 5.25%, 11/15/45	370	428,804
General, Series A, 5.00%, 11/15/50	500	563,530
Series B, 5.00%, 11/15/38	210	251,349

		21,257,139

Utilities — 14.3%
City of New York Municipal Water & Sewer System, RB, Water & Sewer System, 2nd General Resolution, Fiscal 2017, Series DD, 5.25%, 06/15/47	245	295,972

Security	Par (000)	Value

Utilities (continued)
City of New York Municipal Water & Sewer System, Refunding RB, Water & Sewer System, 2nd General Resolution, Fiscal 2015, Series HH, 5.00%, 06/15/39	$1,500	$1,763,970
Long Island Power Authority, RB:
CAB, Electric Systems, Series A (AGM), 0.00%, 06/01/28(b)	3,515	3,121,039
General, 5.00%, 09/01/47	200	238,036
General, Electric Systems, Series C (AGC), 5.25%, 09/01/29	1,000	1,336,520
Long Island Power Authority, Refunding RB, Electric System, Series B, 5.00%, 09/01/46	125	145,990
State of New York Environmental Facilities Corp., RB, Subordinated SRF Bonds, Series B, 5.00%, 06/15/48	370	455,592
State of New York Environmental Facilities Corp., Refunding RB, Revolving Funds, New York City Municipal Water, Series B, 5.00%, 06/15/36	350	365,880
Utility Debt Securitization Authority, Refunding RB, Restructuring, Series TE, 5.00%, 12/15/41	2,690	3,042,847

		10,765,846

Total Municipal Bonds in New York		106,049,275

Puerto Rico — 6.2%

State — 4.1%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, Restructured:
CAB, Series A-1, 0.00%, 07/01/46(b)	1,210	308,405
Series A-1, 4.75%, 07/01/53	459	443,174
Series A-1, 5.00%, 07/01/58	1,744	1,739,779
Series A-2, 4.33%, 07/01/40	224	214,390

5

Schedule of Investments (unaudited) (continued) May 31, 2020	BlackRock New York Municipal Income Trust II (BFY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

State (continued)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, Restructured (continued):
Series A-2, 4.78%, 07/01/58	$418	$402,952

		3,108,700

Tobacco — 0.5%
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds, 5.63%, 05/15/43	400	400,964

Utilities — 1.6%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, RB, Senior Lien, Series A:
5.00%, 07/01/33	615	601,181
5.13%, 07/01/37	175	173,302
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, Refunding RB, Senior Lien, Series A, 6.00%, 07/01/38	410	410,152

		1,184,635

Total Municipal Bonds in Puerto Rico		4,694,299

Total Municipal Bonds — 146.8% (Cost — $103,169,133)		110,743,574

Municipal Bonds Transferred to Tender Option Bond Trusts(e) — 25.3%

New York — 25.3%

County/City/Special District/School District — 2.6%
City of New York, GO:
Sub-Series I-1, 5.00%, 03/01/36	500	568,395

Security	Par (000)	Value

New York (continued)

County/City/Special District/School District (continued)
Sub-Series-D1, Series D, 5.00%, 12/01/43(f)	$1,150	$1,398,044

		1,966,439

Education — 0.8%
City of New York Trust for Cultural Resources, Refunding RB, Wildlife Conservation Society, Series A, 5.00%, 08/01/33	510	567,633

Housing — 1.6%
City of New York Housing Development Corp., Refunding RB, Sustainable Neighborhood Bonds, Series A, 4.25%, 11/01/43	1,130	1,242,525

State — 3.8%
Sales Tax Asset Receivable Corp., Refunding RB, Fiscal 2015, Series A:
5.00%, 10/15/31	255	298,715
4.00%, 10/15/32	350	390,554
State of New York Dormitory Authority, RB, General Purpose, Series C, 5.00%, 03/15/41	1,000	1,030,290
State of New York Urban Development Corp., RB, State Personal Income Tax, General Purpose, Series A, 4.00%, 03/15/47	1,003	1,119,472

		2,839,031

Transportation — 10.4%
New York Liberty Development Corp., ARB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	1,995	2,102,571
Port Authority of New York & New Jersey, Refunding ARB:
Consolidated, Series 169th, AMT, 5.00%, 10/15/26	1,000	1,049,810
Consolidated, Series 210th, 5.00%, 09/01/48	960	1,131,926
Series194th, 5.25%, 10/15/55	735	830,175
State of New York Thruway Authority, Refunding RB, Series B, 4.00%, 01/01/53(f)	2,012	2,164,194

6

Schedule of Investments (unaudited) (continued) May 31, 2020	BlackRock New York Municipal Income Trust II (BFY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
Triborough Bridge & Tunnel Authority, Refunding RB, General, Series A, 5.00%, 11/15/46	$500	$582,165

		7,860,841

Utilities — 6.1%
City of New York Municipal Water & Sewer System, Refunding RB, Water & Sewer System, 2nd General Resolution:
Fiscal 2011, Series HH, 5.00%, 06/15/32	1,500	1,568,430
Fiscal 2012, Series BB, 5.00%, 06/15/44	1,005	1,066,975
State of New York Power Authority, Refunding RB, Series A, 4.00%, 11/15/60	1,515	1,742,826

Security	Par (000)	Value

Utilities (continued)
Utility Debt Securitization Authority, Refunding RB, Restructuring, Series B, 4.00%, 12/15/35	$190	$216,683

		4,594,914

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 25.3% (Cost — $18,139,784)		19,071,383

Total Investments — 172.1% (Cost — $121,308,917)		129,814,957

Other Assets Less Liabilities — 0.5%		363,372

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (13.9)%		(10,447,263)

VRDP Shares, at Liquidation Value, Net of Deferred Offering Costs — (58.7)%		(44,306,825)

Net Assets Applicable to Common Shares — 100.0%		$75,424,241

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Zero-coupon bond.
(c)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d)	When-issued security.
(e)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(f)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between December 1, 2026 to July 1, 2027, is $1,980,902.

Investments in issuers considered to be an affiliate/affiliates of the Trust during the period ended May 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Shares Purchased	Shares Sold		Shares Held at 05/31/20	Value at 05/31/20	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds New York Money Fund Portfolio(b)	273,796	—	(273,796	)(c)	—	$—	$4,673	$(51)	$—

(a)	Includes net capital gain distributions, if applicable.
(b)	As of period end, the entity is no longer held by the Trust.
(c)	Represents net shares purchased (sold).

For Trust compliance purposes, the Trust’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

7

Schedule of Investments (unaudited) (continued) May 31, 2020	BlackRock New York Municipal Income Trust II (BFY)

Portfolio Abbreviations

AGC	Assured Guarantee Corp.

AGM	Assured Guaranty Municipal Corp.

AMBAC	American Municipal Bond Assurance Corp.

AMT	Alternative Minimum Tax (subject to)

ARB	Airport Revenue Bonds

CAB	Capital Appreciation Bonds

EDC	Economic Development Corp.

FHA	Federal Housing Administration

GO	General Obligation Bonds

HFA	Housing Finance Agency

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

PILOT	Payment in Lieu of Taxes

RB	Revenue Bonds

S/F	Single-Family

SONYMA	State of New York Mortgage Agency

SRF	State Revolving Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments, refer to the Trust’s most recent financial statements as contained in its semi-annual report.

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Schedule of Investments (unaudited) (continued) May 31, 2020	BlackRock New York Municipal Income Trust II (BFY)

The following tables summarize the Trust’s investments categorized in the disclosure hierarchy

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments (a)	$—	$129,814,957	$—	$129,814,957

(a)	See above Schedule of Investments for values in each sector/state or political subdivision.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(10,410,357)	$—	$(10,410,357)
VRDP Shares at Liquidation Value	—	(44,400,000)	—	(44,400,000)

	$—	$(54,810,357)	$—	$(54,810,357)

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